COMMITMENTS AND CONTINGENCIES (Detail Textuals) - USD ($)			1 Months Ended			3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 12, 2018	Jul. 12, 2015	Mar. 22, 2018	Mar. 19, 2018	Oct. 16, 2014	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2018	Apr. 30, 2017	Jul. 31, 2017	Jul. 31, 2016
Commitments And Contingencies [Line Items]
Accrued accounts payable						$ 164,706		$ 164,706		$ 683,427	$ 756,997
Number of deferred shares issued										4,297,188
Employment termination conditions										If (i) Mr. Ulansky or Ms. Irons's employment is terminated by the Company without cause, (ii) Mr. Ulansky or Ms. Irons terminate his or her employment as a result of the Company assigning duties inconsistent with his position or the Company fails to pay the compensation or (iii) there is a change in control in the Company, then in either case the Company shall pay Mr. Ulansky and Ms. Irons an amount equal to (a) the product of the number of years and fractional years for the remainder of the term multiplied by (b) 50% of the then current base salary in effect as of the date of termination.
Management fees recovery						(19,572)	$ (68,051)	(658,427)	$ (254,543)	$ (73,570)	602,241
Jennifer Irons
Commitments And Contingencies [Line Items]
Accrued accounts payable						$ 1,500		$ 1,500		0
Employment Agreement
Commitments And Contingencies [Line Items]
Term of employment				1 year
Employment Agreement | Mr. Ulansky
Commitments And Contingencies [Line Items]
Accrued accounts payable										$ 538,156	$ 609,392
Number of deferred shares issued										4,679,613	1,324,767
Term of employment					3 years
Employment Agreement | Mr. Ulansky | First year
Commitments And Contingencies [Line Items]
Annual base salary					$ 400,000
Employment Agreement | Mr. Ulansky | Second year
Commitments And Contingencies [Line Items]
Annual base salary					450,000
Employment Agreement | Mr. Ulansky | Third year
Commitments And Contingencies [Line Items]
Annual base salary					$ 500,000
Employment Agreement | Jennifer Irons
Commitments And Contingencies [Line Items]
Accrued accounts payable										$ 145,271	$ 147,605
Number of deferred shares issued										1,263,222	320,880
Term of employment		3 years
Employment Agreement | Jennifer Irons | First year
Commitments And Contingencies [Line Items]
Annual base salary		$ 125,000
Employment Agreement | Jennifer Irons | Second year
Commitments And Contingencies [Line Items]
Annual base salary		137,500
Employment Agreement | Jennifer Irons | Third year
Commitments And Contingencies [Line Items]
Annual base salary		$ 150,000
Release agreement | Mr. Ulansky
Commitments And Contingencies [Line Items]
Number of shares issued	1,500,000		1,500,000
Release agreement | Jennifer Irons
Commitments And Contingencies [Line Items]
Repayments of Related Party Debt			$ 25,000